Related Parties (Tables)	12 Months Ended
Jun. 30, 2026
Schedule of Loans with Related Parties [Abstract]
Schedule of Related Party Loan Relates to an Interest Free Loan

During the year ended June 30, 2026, there were no related party transactions from continuing operations.

Related party transactions relating to the discontinued Australian Oilseeds Business for the years ended June 30, 2026, 2025 and 2024, are summarized below:

	Interest expense for the Year Ended 30 June 2026	Purchases of Oils for the Year Ended 30 June 2026	Sales of Meals for the Year Ended 30 June 2026	Other Sales for the Year Ended 30 June 2026	Management Fee for the Year Ended 30 June 2026	Lease for the Year Ended 30 June 2026
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Related parties
Energreen Nutrition Australia Pty Ltd.	379,133	11,988,900	5,222,583	429,170	262,000	14,901
Sunmania Pty Ltd.	-	1,582,611	-	24,472	-	91,000
Soon Soon Oilmills Sdn Bhd.	-	-	-	-	-	-

	Purchases of Oils for the Year Ended 30 June 2026	Other Purchases for the Year Ended 30 June 2026	Sales of Meals for the Year Ended 30 June 2026
	AUD$	AUD$	AUD$
Related parties
Energreen Nutrition Australia Pty Ltd.	11,988,900	429,170	5,222,583
Soon Soon Oilmills Sdn Bhd. *	1,046,048	-	-

	Purchases of Seed for the Year Ended 30 June 2025	Purchases of Oils for the Year Ended 30 June 2025	Sales of Meals for the Year Ended 30 June 2025	Other Sales for the Year Ended 30 June 2025	Management Fee for the Year Ended 30 June 2025	Lease for the Year Ended 30 June 2025
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Related parties
Energreen Nutrition Australia Pty Ltd.	14,376,490	761,925	5,818,454	217,909	357,000	21,351
Soon Soon Oilmills Sdn Bhd. *	-	699,200	-	-	-	-
Sunmania Pty Ltd.	-	-	-	32,868	-	77,000

	Purchases of Seed for the Year Ended 30 June 2024	Sales of Meals for the Year Ended 30 June 2024	Management Fee for the Year Ended 30 June 2024
	AUD$	AUD$	AUD$
Related parties
Energreen Nutrition Australia Pty Ltd.	12,651,382	4,838,204	312,000
Soon Soon Oilmills Sdn Bhd. *	-	2,234	-
Sunmania Pty Ltd.	104,000	-	-

*	Gary Seaton has a 20% share of Soon Soon Oilmills Sdn Bhd.

Schedule of Loans with Related Parties

The current loans are payable on demand and the non-current loans have a maturity date which is more than 12 months from the date of 30 June 2026.

	Balance
	as of 30 June 2026
	Current	Non-current	Total principal
	AUD$	AUD$	AUD$
Continuing operations
Related party loan receivable (Note 7)
Hailing Fan	6,529,191	-	6,529,191
Total related party loan receivable - Continuing operations (Note 7)	6,529,191	-	6,529,191

*	During the year ended June 30, 2026, Rentbuddyuk advanced two interest-free, unsecured loans totaling 4,590,000 USDT (equivalent to AUD$6,529,191) to Ms. Hailing Fan, comprising 918,000 USDT advanced on 24 April 2026 and 3,672,000 USDT advanced on 27 April 2026. Under the respective loan agreements, these loans are unsecured, bear no interest, and were contractually repayable in USDT on or before 2 October 2026, with early repayment permitted in whole or in part without penalty. Subsequent to the reporting date and prior to the authorization of these financial statements, the entire principal amount of 4,590,000 USDT (AUD$6,529,191) was fully collected in USDT pursuant to the contractual terms (refer to Item 5 and Note 2(b)).

The current loans are payable on demand and the non-current loans have a maturity date which is more than 12 months from the date of 30 June 2025.

	Balance
	as of 30 June 2025
	Current	Non-current	Total principal
	AUD$	AUD$	AUD$
Discontinued operations
Related party loans payable
Energreen Nutrition Australia Pty Ltd. Loan	5,728,571	588,688	6,317,259
CQ Oilseeds Pty Ltd. loan	-	59,371	59,371
Sunmania Pty Ltd loan	152,000	40,000	192,000
Total related party loans payable - Discontinued operations	5,880,571	688,059	6,568,630

Energreen Nutrition- Related party loan receivable - Discontinued operations (Note 7)	633,733	-	633,733

Trade payable (related party) (Note-12)
Energreen Nutrition Australia Pty Ltd.	5,563,563	-	5,563,563
Soon Soon Oilmills	153,105	-	153,105
Sunmania Pty Ltd	38,500	-	38,500
Total trade payable due to related parties - Discontinued operations (Note 12)	5,755,168	-	5,755,168

Trade receivable (related party) (Note 7)
Energreen Nutrition	30,040	-	30,040
Sunmania Pty Ltd	14,346	-	14,346
Total trade receivable due from related parties - Discontinued operations (Note 7)	44,386	-	44,386

The current loans are payable on demand and the non-current loans have a maturity date which is more than 12 months from the date of 30 June 2024.

	Balance
	as of 30 June 2024
	Current	Non-current	Total
	AUD$	AUD$	AUD$
Discontinued operations
Related party loans payable
Energreen Nutrition Australia Pty Ltd. Loan	3,863,250	-	3,863,250
JSKS Enterprises Pty Ltd. Loan	100,925	4,431,136	4,532,061
CQ Oilseeds Pty Ltd. loan		59,371	59,371
Sunmania Pty Ltd loan	152,000	40,000	192,000
Less: Origin Food loan receivable	(4,514)	-	(4,514)
Total related party loans payable - Discontinued operations	4,111,661	4,530,507	8,642,168

Energreen Nutrition Australia Pty Ltd. accounts payable - Discontinued operations (Note 12)	589,166	-	589,166

During the year ended June 30, 2025, the related party loan amounting to AUD 4,998,512 owed to JSKS Enterprises Pty Ltd., which is the trustee of Gary Seaton Family Trust, was converted into equity shares.

	American Physicians LLC
	Promissory notes
	Current	Non-current	Total principal
	AUD$	AUD$	AUD$
Balance as on 30th June 2026	-	-	-
Balance as on 30th June 2025[1]	1,538,322	-	1,538,322
Balance as on 30th June 2024[2]	968,216	273,676	1,241,892